UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06142

Exact name of registrant as specified in charter:	Aberdeen Japan Equity Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2018

Explanatory Note

The report on Form N-Q and the exhibits attached filed herewith replaces the Form N-Q and exhibits attached filed on March 28, 2018 (Accession # 0001104659-18-020648). That filing, which was intended to be filed on March 29, 2018, was made in error by the Registrant’s financial printer and should be disregarded. Other than this Explanatory Note, this Form N-Q/A does not reflect events occurring after the original Form N-Q, or modify or update the disclosures in any way.

Item 1. Schedule of Investments - The schedule of investments for the three-month period ended January 31, 2018 is filed herewith.

Notes to Portfolio of Investments (unaudited)

January 31, 2018

	Shares	Value
LONG-TERM INVESTMENTS (99.5%)(a)

COMMON STOCKS (99.5%)

JAPAN (99.5%)

Consumer Discretionary (11.7%)

Denso Corp.	63,700	$4,004,550
Honda Motor Co. Ltd.	71,300	2,514,448
Nitori Holdings Co. Ltd.	13,700	2,185,891
Resorttrust, Inc.	107,500	2,562,152
Toyota Motor Corp.	26,600	1,832,669
USS Co. Ltd.	94,200	2,109,743
Yamaha Corp.	37,900	1,567,256
		16,776,709
Consumer Staples (17.3%)

Ain Holdings, Inc.	28,300	1,732,470
Calbee, Inc.	62,400	2,204,704
Japan Tobacco, Inc.	166,500	5,517,773
Mandom Corp.	50,000	1,785,698
Pigeon Corp.	105,600	4,129,041
San-A Co. Ltd.	43,500	2,148,518
Seven & i Holdings Co. Ltd.	105,400	4,348,780
Shiseido Co. Ltd.	55,600	2,855,456
		24,722,440
Financials (7.7%)

AEON Financial Service Co. Ltd.	108,400	2,711,956
Concordia Financial Group Ltd.	273,300	1,666,506
Japan Exchange Group, Inc.	196,800	3,553,757
Suruga Bank Ltd.	154,200	3,126,278
		11,058,497
Health Care (3.8%)

Chugai Pharmaceutical Co. Ltd.	66,500	3,514,670
Shionogi & Co. Ltd.	35,600	1,970,478
		5,485,148
Health Care Equipment and Supplies (6.9%)

Asahi Intecc Co. Ltd.	94,600	3,634,245
Mani, Inc.	47,000	1,663,061
Sysmex Corp.	57,300	4,510,517
		9,807,823

Notes to Portfolio of Investments (unaudited) (continued)

January 31, 2018

Industrials (21.9%)

Amada Holdings Co. Ltd.	399,200	$5,937,929
Daikin Industries Ltd.	31,100	3,752,550
East Japan Railway Co.	33,800	3,373,738
FANUC Corp.	22,600	6,134,056
Komatsu Ltd.	61,000	2,397,451
Makita Corp.	84,900	4,011,026
Nabtesco Corp.	122,100	5,805,707
		31,412,457
Information Technology (11.6%)

Keyence Corp.	10,700	6,538,848
Renesas Electronics Corp.(b)	244,200	2,877,707
SCSK Corp.	50,300	2,317,754
Yahoo Japan Corp.	1,010,000	4,871,607
		16,605,916
Internet & Direct Marketing Retail (3.3%)

Stanley Electric Co. Ltd.	84,200	3,427,356
Start Today Co. Ltd.	43,600	1,288,262
		4,715,618
Materials (9.2%)

Kansai Paint Co. Ltd.	93,400	2,310,237
Nippon Paint Holdings Co. Ltd.	68,100	2,447,793
Shin-Etsu Chemical Co. Ltd.	73,500	8,409,564
		13,167,594
Real Estate (3.5%)

Daibiru Corp.	166,500	2,105,329
Daito Trust Construction Co. Ltd.	16,600	2,909,380
		5,014,709
Telecommunication Services (2.6%)

KDDI Corp.	145,600	3,695,079
		142,461,990
Total Common Stocks		142,461,990
Total Investments (Cost $103,537,666) —99.5%		142,461,990
Other Assets in Excess of Liabilities—0.5%		702,427
Net Assets—100.0%		$143,164,417

(a)                                 All securities are fair valued. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. Unless otherwise noted, securities are valued by applying valuation factors to the exchange trade prices. See Note (a) of the accompanying Notes to Portfolio of Investments.

(b)                                 Non-income producing security.

Notes to Portfolio of Investments (unaudited)

January 31, 2018

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, and has an objective to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Fund’s Board of Directors. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the

Notes to Portfolio of Investments (unaudited) (concluded)

January 31, 2018

circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

For the period ended January 31, 2018, all the investments of the Fund were Level 2. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakdown of the security types.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. The utilization of valuation factors may result in transfers between Level 1 and Level 2. For the period ended January 31, 2018, the security issued by Asahi Intecc Co. Ltd. at the value of $3,634,245 transferred from Level 1 to Level 2 because there was a valuation factor applied on January 31, 2018.

For the period ended January 31, 2018, there were no significant changes to the fair valuation methodologies.

b. Rights Issues and Warrants:

Rights issues give the right, normally to existing shareholders, to buy a proportional number of additional securities at a given price (generally at a discount) within a fixed period (generally a short-term period) and are offered at the company’s discretion. Warrants are securities that give the holder the right to buy common stock at a specified price for a specified period of time. Rights issues and warrants are speculative and have no value if they are not exercised before the expiration date. Rights issues and warrants are valued at the last sale price on the exchange on which they are traded.

Item 2. Controls and Procedures

(a)         The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)         Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Japan Equity Fund, Inc.

By:	/s/ Alan Goodson
Alan Goodson,
Principal Executive Officer of
Aberdeen Japan Equity Fund, Inc.

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Alan Goodson
Alan Goodson,
Principal Executive Officer of
Aberdeen Japan Equity Fund, Inc.

Date: March 29, 2018

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Japan Equity Fund, Inc.

Date: March 29, 2018